REVENUE	12 Months Ended
Dec. 31, 2025
Revenue From Contracts With Customers [Abstract]
REVENUE	REVENUE
Revenue has been disaggregated into categories to reflect how the nature, timing and uncertainty of revenue and cash flows are affected by economic factors.
Revenue Disaggregation

For the years ended December 31	2025					2024
	Pipelines	Facilities	Marketing & New Ventures	Corporate	Total	Pipelines	Facilities	Marketing & New Ventures	Corporate	Total
($ millions)
Take-or-pay(1)	2,553	208	12	—	2,773	2,422	209	5	—	2,636
Fee-for-service(1)	542	81	150	—	773	512	85	138	—	735
Product sales(2)	6	—	3,783	—	3,789	2	—	3,569	—	3,571
Revenue from contracts with customers	3,101	289	3,945	—	7,335	2,936	294	3,712	—	6,942
Realized gain from derivative instruments	—	—	133	—	133	—	—	241	—	241
Unrealized loss from derivative instruments	—	—	(37)	—	(37)	—	—	(170)	—	(170)
Revenue from risk management and other derivative contracts	—	—	96	—	96	—	—	71	—	71
Lease income	187	43	5	—	235	223	40	4	—	267
Shared service revenue(3) and other	28	25	13	46	112	26	24	9	45	104
Total external revenue	3,316	357	4,059	46	7,778	3,185	358	3,796	45	7,384
(1)    Revenue recognized over time.
(2)    Revenue recognized at a point in time.
(3)    Includes $55 million of fixed fee income in 2025 (2024: $58 million) related to shared service agreements with joint ventures.
Contract Liabilities
Significant changes in the contract liabilities balances during the period are as follows:

For the years ended December 31	2025			2024
($ millions)	Take-or-Pay	Other Contract Liabilities	Total Contract Liabilities	Take-or-Pay	Other Contract Liabilities	Total Contract Liabilities
Opening balance	1	297	298	1	158	159
Additions (net in the period)(1)	—	186	186	—	49	49
Alliance/Aux Sable Acquisition	—	—	—	—	144	144
Revenue recognized from contract liabilities(2)	—	(43)	(43)	—	(44)	(44)
Transfers to trade payables and other(3)	—	(97)	(97)	—	—	—
Disposition	—	—	—	—	(10)	(10)
Closing balance	1	343	344	1	297	298
Less current portion(4)	(1)	(38)	(39)	(1)	(42)	(43)
Ending balance	—	305	305	—	255	255
(1)    For the year ended December 31, 2025, additions include $176 million resulting from the initial valuation of an embedded derivative in the Company's contract to provide the right to use Pembina's Cedar LNG transportation and liquefaction capacity (refer to Note 3(b)(v) and Note 23 - Fair Values).
(2)    Recognition of revenue related to performance obligations satisfied in the period that were included in the opening balance of contract liabilities.
(3)    Represents a refundable liability transferred to trade payables and other in the third quarter of 2025, following the Alliance Negotiated Settlement.
(4)    Represents cash collected under take-or-pay contracts which will be recognized within one year as the customer chooses to ship, process, or otherwise forego the associated service.

Contract liabilities depict Pembina's obligation to perform services in the future for cash and non-cash consideration which have been received from customers. Contract liabilities include up-front payments or non-cash consideration received from customers for future services. Contract liabilities also include consideration received from customers for take-or-pay commitments where the customer has a make-up right to ship or process future volumes under a firm contract. These amounts are non-refundable should the customer not use its make-up rights.
Revenue Allocated to Remaining Performance Obligations
Pembina's existing long-term contracts with customers have given rise to wholly unsatisfied or partially unsatisfied performance obligations. These contracts exist primarily for long-term service contracts on Pembina's operating assets, or the recontracting of Pembina's capacity provided by another party, and exclude commodity marketing contracts that are typically short-term in nature. The remaining performance obligations on the long-term contracts represent revenue and cash flows that Pembina has contracted, but not yet earned.
Revenue to be recognized in future periods for the remaining performance obligations will be a combination of variable and fixed consideration. Variable consideration is often dependent on the future volumes of the related good or service to be provided, flow-through charges, commodity market prices, make-up-rights, and other factors. Although variable consideration is a significant component of Pembina's future revenues, it is often driven by factors outside Pembina's influence, and therefore future periods are materially constrained.
After constraining the variable consideration, the remaining fixed consideration related to the future performance obligations does not provide an accurate representation of, or meaningful correlation to Pembina's future take-or-pay revenues, total revenues, gross margin, or earnings. In addition, the results of contracted leasing arrangements, which also have revenue components, are a significant component to the future performance of Pembina but are excluded from revenue allocated to remaining performance obligations. Given the nature of Pembina's contractual revenue arrangements discussed above, the amount of revenue allocated to the remaining performance obligations are not representative of Pembina's future revenues and cash-flows, and has not been disclosed.